Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income	$ 4,887	$ 2,262
Foreign exchange gains (losses) on:
Translation of foreign operations	3,078	(2,256)
Net investment hedges	(428)	227
Available-for-sale financial securities:
Unrealized gains (losses) arising during the year	(458)	601
Reclassification of net realized (gains) losses and impairments to net income	13	(32)
Cash flow hedges:
Unrealized gains (losses) arising during the year	(34)	110
Reclassification of realized losses to net income	16	13
Share of other comprehensive income (losses) of associates	(1)	1
Total items that may be subsequently reclassified to net income	2,186	(1,336)
Items that will not be reclassified to net income:
Change in pension and other post-employment plans	(62)	53
Real estate revaluation reserve	(1)	30
Total items that will not be reclassified to net income	(63)	83
Other comprehensive income (loss), net of tax	2,123	(1,253)
Total comprehensive income (loss), net of tax	7,010	1,009
Total comprehensive income (loss) attributed to:
Non-controlling interests	212	192
Participating policyholders	(127)	(27)
Shareholders	6,925	844
Income tax expense (recovery) on:
Unrealized foreign exchange gains/losses on translation of foreign operations	1	(1)
Unrealized foreign exchange gains/losses on net investment hedges	(62)	48
Unrealized gains/losses on available-for-sale financial securities	(151)	284
Reclassification of realized gains/losses and recoveries/impairments to net income on available-for-sale financial securities	26	7
Unrealized gains/losses on cash flow hedges	31	49
Reclassification of realized gains/losses to net income on cash flow hedges	4	3
Change in pension and other post-employment plans	4	37
Real estate revaluation reserve	1	9
Total income tax expense (recovery)	$ (146)	$ 436